LEASES - Maturities of Lease Liabilities (Details)	Dec. 31, 2020 CNY (¥)
Finance Lease, Liability, Payment, Due [Abstract]
2021	¥ 362,923,741
2022	235,245,859
2023	232,895,559
Thereafter	182,353,507
Total undiscounted lease payments	1,013,418,666
Less: imputed interest	(102,518,326)
Total lease liabilities	¥ 910,900,340